Product Warranty (Details) - Schedule of movement of product warranty - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement of product warranty [Abstract]
Balance at beginning of the period	$ 58,458	$ 19,356	$ 19,356	$ 18,416	$ 16,565
Provided during the period	2,685	909	6,447	3,477	3,501
Utilized during the period	(9,712)	(1,160)	13,830	2,537	1,650
Balance at end of the period	$ 51,431	$ 19,105	$ 58,458	$ 19,356	$ 18,416